Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue from product sales	$ 55,573	$ 50,938	$ 43,789
US
Revenue
Revenue from product sales	$ 23,444	$ 21,655	$ 17,961
Rebate, returns and chargebacks (as a percent)	0.70%	0.60%	1.00%
Emerging Markets
Revenue
Revenue from product sales	$ 15,056	$ 13,535	$ 11,751
Europe
Revenue
Revenue from product sales	12,021	10,848	9,029
Rest of World
Revenue
Revenue from product sales	5,052	4,900	5,048
Total Oncology
Revenue
Revenue from product sales	23,698	20,275	17,145
Total Oncology | US
Revenue
Revenue from product sales	11,187	9,510	7,719
Total Oncology | Emerging Markets
Revenue
Revenue from product sales	5,350	4,502	3,828
Total Oncology | Europe
Revenue
Revenue from product sales	4,880	4,082	3,332
Total Oncology | Rest of World
Revenue
Revenue from product sales	2,281	2,181	2,266
Tagrisso
Revenue
Revenue from product sales	7,254	6,580	5,799
Tagrisso | US
Revenue
Revenue from product sales	3,064	2,763	2,276
Tagrisso | Emerging Markets
Revenue
Revenue from product sales	1,971	1,755	1,621
Tagrisso | Europe
Revenue
Revenue from product sales	1,423	1,301	1,120
Tagrisso | Rest of World
Revenue
Revenue from product sales	796	761	782
Imfinzi
Revenue
Revenue from product sales	6,063	4,717	4,019
Imfinzi | US
Revenue
Revenue from product sales	3,509	2,603	2,171
Imfinzi | Emerging Markets
Revenue
Revenue from product sales	640	479	355
Imfinzi | Europe
Revenue
Revenue from product sales	1,239	948	742
Imfinzi | Rest of World
Revenue
Revenue from product sales	675	687	751
Calquence
Revenue
Revenue from product sales	3,518	3,129	2,514
Calquence | US
Revenue
Revenue from product sales	2,339	2,190	1,815
Calquence | Emerging Markets
Revenue
Revenue from product sales	233	153	98
Calquence | Europe
Revenue
Revenue from product sales	784	656	493
Calquence | Rest of World
Revenue
Revenue from product sales	162	130	108
Lynparza
Revenue
Revenue from product sales	3,279	3,072	2,811
Lynparza | US
Revenue
Revenue from product sales	1,434	1,332	1,254
Lynparza | Emerging Markets
Revenue
Revenue from product sales	669	655	542
Lynparza | Europe
Revenue
Revenue from product sales	914	832	734
Lynparza | Rest of World
Revenue
Revenue from product sales	262	253	281
Enhertu
Revenue
Revenue from product sales	977	545	261
Enhertu | Emerging Markets
Revenue
Revenue from product sales	668	350	169
Enhertu | Europe
Revenue
Revenue from product sales	207	126	60
Enhertu | Rest of World
Revenue
Revenue from product sales	102	69	32
Zoladex
Revenue
Revenue from product sales	1,106	1,058	952
Zoladex | US
Revenue
Revenue from product sales	19	16	14
Zoladex | Emerging Markets
Revenue
Revenue from product sales	842	795	687
Zoladex | Europe
Revenue
Revenue from product sales	157	148	133
Zoladex | Rest of World
Revenue
Revenue from product sales	88	99	118
Truqap
Revenue
Revenue from product sales	728	430	6
Truqap | US
Revenue
Revenue from product sales	586	408	6
Truqap | Emerging Markets
Revenue
Revenue from product sales	23	2
Truqap | Europe
Revenue
Revenue from product sales	85	12
Truqap | Rest of World
Revenue
Revenue from product sales	34	8
Imjudo
Revenue
Revenue from product sales	346	281	218
Imjudo | US
Revenue
Revenue from product sales	227	180	146
Imjudo | Emerging Markets
Revenue
Revenue from product sales	22	16	5
Imjudo | Europe
Revenue
Revenue from product sales	52	36	16
Imjudo | Rest of World
Revenue
Revenue from product sales	45	49	51
Datroway
Revenue
Revenue from product sales	2
Datroway | Emerging Markets
Revenue
Revenue from product sales	2
Oncology, Others
Revenue
Revenue from product sales	425	463	565
Oncology, Others | US
Revenue
Revenue from product sales	9	18	37
Oncology, Others | Emerging Markets
Revenue
Revenue from product sales	280	297	351
Oncology, Others | Europe
Revenue
Revenue from product sales	19	23	34
Oncology, Others | Rest of World
Revenue
Revenue from product sales	117	125	143
CVRM
Revenue
Revenue from product sales	12,764	12,448	10,585
CVRM | US
Revenue
Revenue from product sales	2,722	3,075	2,752
CVRM | Emerging Markets
Revenue
Revenue from product sales	5,893	5,339	4,586
CVRM | Europe
Revenue
Revenue from product sales	3,398	3,270	2,503
CVRM | Rest of World
Revenue
Revenue from product sales	751	764	744
Farxiga
Revenue
Revenue from product sales	8,400	7,656	5,963
Farxiga | US
Revenue
Revenue from product sales	1,730	1,750	1,451
Farxiga | Emerging Markets
Revenue
Revenue from product sales	3,324	2,853	2,211
Farxiga | Europe
Revenue
Revenue from product sales	2,941	2,634	1,881
Farxiga | Rest of World
Revenue
Revenue from product sales	405	419	420
Crestor
Revenue
Revenue from product sales	1,216	1,153	1,107
Crestor | US
Revenue
Revenue from product sales	45	46	55
Crestor | Emerging Markets
Revenue
Revenue from product sales	1,041	934	862
Crestor | Europe
Revenue
Revenue from product sales	1	37	52
Crestor | Rest of World
Revenue
Revenue from product sales	129	136	138
Brilinta
Revenue
Revenue from product sales	823	1,333	1,324
Brilinta | US
Revenue
Revenue from product sales	393	751	744
Brilinta | Emerging Markets
Revenue
Revenue from product sales	273	294	285
Brilinta | Europe
Revenue
Revenue from product sales	147	268	271
Brilinta | Rest of World
Revenue
Revenue from product sales	10	20	24
Lokelma
Revenue
Revenue from product sales	698	542	412
Lokelma | US
Revenue
Revenue from product sales	301	256	214
Lokelma | Emerging Markets
Revenue
Revenue from product sales	129	86	50
Lokelma | Europe
Revenue
Revenue from product sales	129	92	58
Lokelma | Rest of World
Revenue
Revenue from product sales	139	108	90
Seloken
Revenue
Revenue from product sales	607	605	640
Seloken | US
Revenue
Revenue from product sales			1
Seloken | Emerging Markets
Revenue
Revenue from product sales	586	589	621
Seloken | Europe
Revenue
Revenue from product sales	18	13	11
Seloken | Rest of World
Revenue
Revenue from product sales	3	3	7
Roxadustat
Revenue
Revenue from product sales	274	331	271
Roxadustat | Emerging Markets
Revenue
Revenue from product sales	274	331	271
Wainua
Revenue
Revenue from product sales	212	85
Wainua | US
Revenue
Revenue from product sales	204	85
Wainua | Emerging Markets
Revenue
Revenue from product sales	4
Wainua | Europe
Revenue
Revenue from product sales	4
CVRM, Others
Revenue
Revenue from product sales	534	743	868
CVRM, Others | US
Revenue
Revenue from product sales	49	187	287
CVRM, Others | Emerging Markets
Revenue
Revenue from product sales	262	252	286
CVRM, Others | Europe
Revenue
Revenue from product sales	158	226	230
CVRM, Others | Rest of World
Revenue
Revenue from product sales	65	78	65
Total Respiratory & Immunology
Revenue
Revenue from product sales	8,167	7,416	6,107
Total Respiratory & Immunology | US
Revenue
Revenue from product sales	3,840	3,416	2,547
Total Respiratory & Immunology | Emerging Markets
Revenue
Revenue from product sales	1,823	1,897	1,771
Total Respiratory & Immunology | Europe
Revenue
Revenue from product sales	1,701	1,416	1,164
Total Respiratory & Immunology | Rest of World
Revenue
Revenue from product sales	803	687	625
Symbicort
Revenue
Revenue from product sales	2,885	2,879	2,362
Symbicort | US
Revenue
Revenue from product sales	1,193	1,187	726
Symbicort | Emerging Markets
Revenue
Revenue from product sales	801	805	753
Symbicort | Europe
Revenue
Revenue from product sales	560	559	549
Symbicort | Rest of World
Revenue
Revenue from product sales	331	328	334
Fasenra
Revenue
Revenue from product sales	1,981	1,689	1,553
Fasenra | US
Revenue
Revenue from product sales	1,195	1,049	992
Fasenra | Emerging Markets
Revenue
Revenue from product sales	117	92	64
Fasenra | Europe
Revenue
Revenue from product sales	482	404	355
Fasenra | Rest of World
Revenue
Revenue from product sales	187	144	142
Breztri
Revenue
Revenue from product sales	1,199	978	677
Breztri | US
Revenue
Revenue from product sales	614	516	383
Breztri | Emerging Markets
Revenue
Revenue from product sales	298	245	161
Breztri | Europe
Revenue
Revenue from product sales	191	143	81
Breztri | Rest of World
Revenue
Revenue from product sales	96	74	52
Tezspire
Revenue
Revenue from product sales	458	248	86
Tezspire | Emerging Markets
Revenue
Revenue from product sales	40	11	1
Tezspire | Europe
Revenue
Revenue from product sales	297	156	48
Tezspire | Rest of World
Revenue
Revenue from product sales	121	81	37
Saphnelo
Revenue
Revenue from product sales	686	474	280
Saphnelo | US
Revenue
Revenue from product sales	596	425	260
Saphnelo | Emerging Markets
Revenue
Revenue from product sales	16	7	2
Saphnelo | Europe
Revenue
Revenue from product sales	49	26	8
Saphnelo | Rest of World
Revenue
Revenue from product sales	25	16	10
Pulmicort
Revenue
Revenue from product sales	518	682	713
Pulmicort | US
Revenue
Revenue from product sales	5	6	28
Pulmicort | Emerging Markets
Revenue
Revenue from product sales	414	568	575
Pulmicort | Europe
Revenue
Revenue from product sales	63	71	68
Pulmicort | Rest of World
Revenue
Revenue from product sales	36	37	42
Airsupra
Revenue
Revenue from product sales	166	66	2
Airsupra | US
Revenue
Revenue from product sales	162	66	2
Airsupra | Emerging Markets
Revenue
Revenue from product sales	4
Respiratory and immunology, Others
Revenue
Revenue from product sales	274	400	434
Respiratory and immunology, Others | US
Revenue
Revenue from product sales	75	167	156
Respiratory and immunology, Others | Emerging Markets
Revenue
Revenue from product sales	133	169	215
Respiratory and immunology, Others | Europe
Revenue
Revenue from product sales	59	57	55
Respiratory and immunology, Others | Rest of World
Revenue
Revenue from product sales	7	7	8
Vaccines & Immune Therapies
Revenue
Revenue from product sales	846	1,058	1,012
Vaccines & Immune Therapies | US
Revenue
Revenue from product sales	209	280	109
Vaccines & Immune Therapies | Emerging Markets
Revenue
Revenue from product sales	220	213	212
Vaccines & Immune Therapies | Europe
Revenue
Revenue from product sales	354	409	396
Vaccines & Immune Therapies | Rest of World
Revenue
Revenue from product sales	63	156	295
Beyfortus
Revenue
Revenue from product sales	281	318	106
Beyfortus | US
Revenue
Revenue from product sales	184	232	87
Beyfortus | Europe
Revenue
Revenue from product sales	94	84	19
Beyfortus | Rest of World
Revenue
Revenue from product sales	3	2
Synagis
Revenue
Revenue from product sales	292	447	546
Synagis | US
Revenue
Revenue from product sales, net of returns	(3)	(8)	(1)
Synagis | Emerging Markets
Revenue
Revenue from product sales	214	210	195
Synagis | Europe
Revenue
Revenue from product sales	50	116	175
Synagis | Rest of World
Revenue
Revenue from product sales	31	129	177
FluMist
Revenue
Revenue from product sales	272	258	216
FluMist | US
Revenue
Revenue from product sales	28	28	23
FluMist | Emerging Markets
Revenue
Revenue from product sales	5	1	1
FluMist | Europe
Revenue
Revenue from product sales	210	204	188
FluMist | Rest of World
Revenue
Revenue from product sales	29	25	4
Vaccines & Immune Therapies, Others
Revenue
Revenue from product sales	1	35	144
Vaccines & Immune Therapies, Others | US
Revenue
Revenue from product sales		28
Vaccines & Immune Therapies, Others | Emerging Markets
Revenue
Revenue from product sales	1	2	16
Vaccines & Immune Therapies, Others | Europe
Revenue
Revenue from product sales		5	14
Vaccines & Immune Therapies, Others | Rest of World
Revenue
Revenue from product sales			114
Total Rare Disease
Revenue
Revenue from product sales	9,126	8,668	7,764
Total Rare Disease | US
Revenue
Revenue from product sales	5,423	5,263	4,701
Total Rare Disease | Emerging Markets
Revenue
Revenue from product sales	1,038	849	623
Total Rare Disease | Europe
Revenue
Revenue from product sales	1,604	1,568	1,529
Total Rare Disease | Rest of World
Revenue
Revenue from product sales	1,061	988	911
Ultomiris
Revenue
Revenue from product sales	4,718	3,924	2,965
Ultomiris | US
Revenue
Revenue from product sales	2,667	2,261	1,750
Ultomiris | Emerging Markets
Revenue
Revenue from product sales	261	141	71
Ultomiris | Europe
Revenue
Revenue from product sales	1,053	884	668
Ultomiris | Rest of World
Revenue
Revenue from product sales	737	638	476
Soliris
Revenue
Revenue from product sales	1,837	2,588	3,145
Soliris | US
Revenue
Revenue from product sales	1,092	1,523	1,734
Soliris | Emerging Markets
Revenue
Revenue from product sales	405	443	424
Soliris | Europe
Revenue
Revenue from product sales	200	416	670
Soliris | Rest of World
Revenue
Revenue from product sales	140	206	317
Strensiq
Revenue
Revenue from product sales	1,678	1,416	1,152
Strensiq | US
Revenue
Revenue from product sales	1,332	1,167	937
Strensiq | Emerging Markets
Revenue
Revenue from product sales	104	54	40
Strensiq | Europe
Revenue
Revenue from product sales	123	99	89
Strensiq | Rest of World
Revenue
Revenue from product sales	119	96	86
Koselugo
Revenue
Revenue from product sales	662	531	331
Koselugo | US
Revenue
Revenue from product sales	219	212	195
Koselugo | Emerging Markets
Revenue
Revenue from product sales	228	177	59
Koselugo | Europe
Revenue
Revenue from product sales	161	103	53
Koselugo | Rest of World
Revenue
Revenue from product sales	54	39	24
Rare Disease, Others
Revenue
Revenue from product sales	231	209	171
Rare Disease, Others | US
Revenue
Revenue from product sales	113	100	85
Rare Disease, Others | Emerging Markets
Revenue
Revenue from product sales	40	34	29
Rare Disease, Others | Europe
Revenue
Revenue from product sales	67	66	49
Rare Disease, Others | Rest of World
Revenue
Revenue from product sales	11	9	8
Total Other medicines
Revenue
Revenue from product sales	972	1,073	1,176
Total Other medicines | US
Revenue
Revenue from product sales	63	111	133
Total Other medicines | Emerging Markets
Revenue
Revenue from product sales	732	735	731
Total Other medicines | Europe
Revenue
Revenue from product sales	84	103	105
Total Other medicines | Rest of World
Revenue
Revenue from product sales	93	124	207
Nexium
Revenue
Revenue from product sales	816	867	945
Nexium | US
Revenue
Revenue from product sales	67	96	115
Nexium | Emerging Markets
Revenue
Revenue from product sales	611	591	578
Nexium | Europe
Revenue
Revenue from product sales	50	60	53
Nexium | Rest of World
Revenue
Revenue from product sales	88	120	199
Other, Others
Revenue
Revenue from product sales	156	206	231
Other, Others | US
Revenue
Revenue from product sales		15	18
Revenue from product sales, net of returns	(4)
Other, Others | Emerging Markets
Revenue
Revenue from product sales	121	144	153
Other, Others | Europe
Revenue
Revenue from product sales	34	43	52
Other, Others | Rest of World
Revenue
Revenue from product sales	$ 5	$ 4	$ 8
Product sales excluding Rare Disease | US
Revenue
Rebate, returns and chargebacks (as a percent)	0.90%	0.80%	1.40%
Regulatory Medicaid and state programmes | US
Revenue
Rebate, returns and chargebacks (as a percent)	0.20%	0.10%	0.30%
Medicaid and state programmes excluding rare disease therapy | US
Revenue
Rebate, returns and chargebacks (as a percent)	0.20%	0.10%	0.40%
Contractual Managed-care and Medicare | US
Revenue
Rebate, returns and chargebacks (as a percent)	0.40%	0.60%	0.50%
Managed Care and Medicare excluding rare disease therapy | US
Revenue
Rebate, returns and chargebacks (as a percent)	0.50%	0.70%	0.70%